RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS [Text Block]
NOTE 20	RELATED PARTY TRANSACTIONS

As of June 30, 2011 and December 31, 2010, certain stockholders owed the Company $0 and $52,821 respectively which are unsecured, interest free and repayable on demand. These amounts were advanced prior to the reverse merger and were fully repaid in January 2011.

During the three and six months ended June 30, 2011 and 2010, total imputed interest expenses recorded as additional paid-in capital amounted to $0, $0, $0 and $247 respectively.

15.	RELATED PARTY TRANSACTIONS

As of December 31, 2010 and 2009, the Company owed $0 and $20,555 respectively to a related company on an unsecured basis, repayable on demand and interest free. Imputed interest was charged at 5% per annum on the amounts owed to the related company.

For, 2010 and 2009, total imputed interest expenses recorded as additional paid-in capital amounted to $250 and $1,027 respectively.

As of December 31, 2010 and 2009, certain stockholders owed the Company $52,821 and $0 respectively which are unsecured, interest free and repayable on demand. These amounts were advanced prior to the reverse merger. This was fully repaid in January 2011.